UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

Annual Report	October 31, 2016

 Investment Adviser:

 Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

Letter to Shareholders

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the RQSI Small Cap Hedged Equity Fund (the “Fund”) for the period November 1, 2015 through October 31, 2016. The report contains information on the holdings of the Fund, including financial highlights and a Statement of Operations. During this period, the Fund’s Institutional Shares and Retail Shares returned -5.29% and -5.34%, respectively, while the Russell 2000 Index returned 1.25%.

During the first half of this period, the Russell 2000 Index suffered a maximum loss from its peak (drawdown) of 17.26% while the Fund drew down less than 15%. The Fund’s underperformance was largely confined to the post-March recovery period when a “risk-on” appetite seemed to indiscriminately favor small companies that did not meet our quality filters.

As we finish 2016, equity indices have made all-time highs while uncertainty continues to mount. While our hedged approach of investing in quality small cap companies has trailed the Russell 2000 Index for much of the year, we are encouraged that the Fund demonstrated lower volatility and suffered a much lower drawdown in Q1. We continue to believe (as our research demonstrates), that the Small Cap premium is most robust within a subset of quality-focused companies.

While the tail-end of a quantitative easing environment has not been the most conducive to this approach, we remain confident that consistency will successfully harvest the small cap equity premium over time but will not chase returns at all costs. As a result, in years like 2016, when stocks that we would identify as “low quality” companies are the beneficiaries of strong risk-on appetites, the Fund will not participate…as it is designed. That said, as we look forward, we are increasingly confident that a hedged approach to investing in quality companies will prove to be a superior strategy in the years ahead.

Ramsey Quantitative Systems, Inc.

Definition of the Comparative Index

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

Comparison of Change in the Value of a $1,000,000 investment in the RQSI Small Cap Hedged Equity Fund, Institutional and Retail Shares, versus the Russell 2000 Index

	AVERAGE TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2016
	1 Year	Inception to Date*
Institutional Shares	-5.29%	-4.81%
Retail Shares	-5.34%	-4.78%
Russell 2000 Index	1.25%	4.85%

*	The Fund commenced operations on September 9, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative index on page 1.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

SECTOR WEIGHTINGS (Unaudited) †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.0%**
	Shares	Value
CONSUMER DISCRETIONARY — 10.6%
AMC Networks, Cl A *	10,479	$512,737
Big Lots	11,016	478,094
Brinker International	10,776	530,610
Cheesecake Factory	11,169	594,079
Children’s Place	6,842	519,650
Denny’s *	45,532	472,167
Five Below *	12,459	468,209
Gentex	32,257	545,466
Gentherm *	15,806	444,939
Interpublic Group of Companies	21,371	478,497
New York Times, Cl A	39,970	435,673
Regal Entertainment Group, Cl A	27,211	585,308
Steven Madden *	16,124	538,542
Sturm Ruger	7,721	474,842

		7,078,813

CONSUMER STAPLES — 5.2%
Flowers Foods	22,611	350,923
Hain Celestial Group *	10,350	376,430
Lancaster Colony	3,719	485,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
National Beverage *	9,661	$456,386
Snyder’s-Lance	13,551	482,009
TreeHouse Foods *	4,901	428,739
Vector Group	43,244	905,529

		3,485,903

FINANCIALS — 25.6%
AMERISAFE	8,543	474,991
AmTrust Financial Services	17,434	460,083
Arthur J Gallagher	9,389	452,831
Aspen Insurance Holdings	11,087	534,948
Axis Capital Holdings	8,792	500,880
BancorpSouth	18,443	433,411
Bank of the Ozarks	10,490	387,710
BGC Partners, Cl A	47,713	409,855
Brown & Brown	12,666	466,869
Capitol Federal Financial	32,598	478,213
CNO Financial Group	23,584	355,647
Columbia Banking System	14,691	485,097
Commerce Bancshares	9,252	460,935
Cullen/Frost Bankers	6,770	514,452
CVB Financial	25,217	423,141
East West Bancorp	14,516	573,528
Eaton Vance	12,546	439,863
Evercore Partners, Cl A	8,389	450,909
First American Financial	12,027	469,775
FNB	32,771	428,317
Fulton Financial	30,968	461,423
Hancock Holding	16,682	559,681
Investors Bancorp	37,509	459,860
Lazard, Cl A	13,826	504,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Morningstar	6,154	$434,657
Northwest Bancshares	61,305	964,940
Old Republic International	50,539	852,088
People’s United Financial	27,951	453,924
Starwood Property Trust REIT	22,378	497,687
Torchmark	7,476	474,053
Two Harbors Investment REIT	55,996	466,447
Umpqua Holdings	27,368	418,183
United Bankshares	11,197	422,127
Validus Holdings	9,400	480,340
Webster Financial	11,824	477,690

		17,128,650

HEALTH CARE — 3.3%
NuVasive *	8,183	488,771
PAREXEL International *	7,090	413,063
Patterson	9,993	426,801
STERIS	6,534	436,602
United Therapeutics *	3,992	479,319

		2,244,556

INDUSTRIALS — 14.9%
AAON	18,489	553,745
AGCO	8,103	413,901
Allegion	6,931	442,475
Allison Transmission Holdings	15,037	440,434
Briggs & Stratton	20,464	381,040
BWX Technologies, Cl W	12,448	488,211
Covanta Holding	26,644	399,660
Donaldson	13,256	484,109
Exponent	9,616	550,516
Greenbrier	15,526	489,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Heartland Express	23,922	$440,165
Hexcel	9,570	435,339
Interface, Cl A	30,189	478,496
KAR Auction Services	11,067	471,233
Pitney Bowes	46,961	837,784
Robert Half International	13,335	498,996
Snap-on	3,143	484,336
Timken	13,593	449,249
Universal Forest Products	4,736	407,249
WESCO International *	7,369	399,400
Xylem	9,107	440,141

		9,985,547

INFORMATION TECHNOLOGY — 14.2%
Aspen Technology *	13,269	653,365
Booz Allen Hamilton Holding, Cl A	16,631	506,747
Broadridge Financial Solutions	7,046	455,594
Brocade Communications Systems	51,487	545,762
Cardtronics *	10,990	549,500
CDW	10,445	469,085
FLIR Systems	14,341	472,106
Integrated Device Technology *	25,783	533,966
InterXion Holding *	12,787	476,060
IPG Photonics *	5,838	566,345
Jabil Circuit	24,956	532,561
Methode Electronics	13,864	432,557
Microsemi *	12,821	540,149
Monolithic Power Systems	5,933	467,580
Sanmina *	19,067	527,203
Synopsys *	8,048	477,327
Syntel	11,041	221,924
Tessera Technologies	15,368	570,152

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
VeriFone Systems *	30,982	$479,601

		9,477,584

MATERIALS — 2.7%
Bemis	9,364	456,214
Crown Holdings *	8,366	453,856
Domtar	11,211	403,035
Sonoco Products	9,240	464,680

		1,777,785

REAL ESTATE — 6.5%
Cousins Properties REIT	50,000	388,500
DCT Industrial Trust	10,824	506,022
First Industrial Realty Trust	18,692	493,656
HFF, Cl A *	18,346	488,554
Hospitality Properties Trust REIT	34,127	933,714
Kite Realty Group Trust REIT	18,552	462,501
Parkway REIT *	6,250	112,625
Retail Opportunity Investments REIT	23,996	482,560
Spirit Realty Capital REIT	40,721	484,987

		4,353,119

TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems	14,651	378,582

UTILITIES — 5.4%
Black Hills	7,150	442,228
Great Plains Energy	13,872	394,520
MDU Resources Group	21,597	566,056
New Jersey Resources	12,142	412,221
PNM Resources	13,675	449,224
Portland General Electric	10,907	475,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

UTILITIES — continued
Vectren	8,868	$446,149
WGL Holdings	6,381	402,450

		3,588,829

TOTAL COMMON STOCK (Cost $59,065,953)		59,499,368

TOTAL INVESTMENTS — 89.0% (Cost $59,065,953)		$59,499,368

A list of the open futures contracts held by the Fund at October 31, 2016, is as follows:

Equity Contract	Number of Contracts Short		Expiration Date	Notional Amount	Unrealized Appreciation
S&P 500 Index E-MINI		(12)	Dec-2016	$(1,275,000)	$2,916

For the year ended October 31, 2016, the monthly average notional value of long futures contracts held was $5,250,241 and the monthly average notional value of short futures contracts held was $(13,003,396).

            Percentages are based on Net Assets of $66,864,273.

*	Non-income producing security.

**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of October 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

For the year ended October 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $59,065,953)	$59,499,368
Cash	5,748,645
Cash Collateral on Futures Contracts	1,670,405
Dividends Receivable	38,501
Reclaim Receivable	478
Other Prepaid Expenses	20,234

Total Assets	66,977,631

Liabilities:
Payable due to Investment Adviser	45,498
Audit Fees Payable	21,545
Printing Fees Payable	13,449
Transfer Agent Fees Payable	11,194
Payable due to Administrator	8,470
Payable due to Trustees	4,885
Chief Compliance Officer Fees Payable	2,196
Shareholder Servicing Fees Payable (Retail Shares)	69
Distribution Fees Payable (Retail Shares)	32
Other Accrued Expenses and Other Payables	6,020

Total Liabilities	113,358

Net Assets	$66,864,273

Net Assets Consist of:
Paid-in Capital	$70,806,376
Undistributed Net Investment Income	776,977
Accumulated Net Realized Loss on Investments and Equity Futures Contracts	(5,155,411)
Net Unrealized Appreciation on Investments	433,415
Net Unrealized Appreciation on Equity Futures Contracts	2,916

Net Assets	$66,864,273

Institutional Shares:
Net Assets	$66,751,504
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,071,583
Net Asset Value, Offering and Redemption Price Per Share	$9.44

Retail Shares:
Net Assets	$112,769
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	11,934
Net Asset Value, Offering and Redemption Price Per Share	$9.45

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
FOR THE YEAR ENDED
OCTOBER 31, 2016

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$1,766,301
Less: Foreign Taxes Withheld	(1,520)

Total Investment Income	1,764,781

Expenses:
Investment Advisory Fees	533,204
Administration Fees	82,878
Trustees’ Fees	17,647
Chief Compliance Officer Fees	7,065
Distribution Fees (Retail Shares)	287
Shareholder Servicing Fees (Retail Shares)	65
Transfer Agent Fees	68,219
Offering Costs (Note 2)	55,393
Legal Fees	46,988
Printing Fees	22,789
Audit Fees	21,150
Registration and Filing Fees	19,278
Custodian Fees	14,602
Other Expenses	13,311

Total Expenses	902,876

Net Investment Income	861,905

Net Realized Loss on:
Investments	(483,788)
Equity Futures Contracts	(3,100,707)

Net Realized Loss	(3,584,495)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(950,697)
Equity Futures Contracts	(8,591)

Net Change in Unrealized Appreciation (Depreciation)	(959,288)

Net Realized and Unrealized Loss	(4,543,783)

Net Decrease in Net Assets Resulting from Operations	$(3,681,878)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2016	Period Ended October 31, 2015 *
Operations:
Net Investment Income (Loss)	$861,905	$(38,679)
Net Realized Loss on Investments and Equity Futures Contracts	(3,584,495)	(1,528,802)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	(959,288)	1,395,619

Net Decrease in Net Assets Resulting From Operations	(3,681,878)	(171,862)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(88,281)	—
Retail Shares	(82)	—

Total Dividends and Distributions	(88,363)	—

Capital Share Transactions:(1)
Institutional Shares
Issued	600,000	70,000,096
Reinvestment of Distributions	88,281	—

Net Institutional Shares Capital Share Transactions	688,281	70,000,096

Retail Shares
Issued	27,500	100,097
Reinvestment of Distributions	82	—
Redeemed	(9,680)	—

Net Retail Shares Capital Share Transactions	17,902	100,097

Net Increase in Net Assets From Capital Share Transactions	706,183	70,100,193

Total Increase (Decrease) in Net Assets	(3,064,058)	69,928,331

Net Assets:
Beginning of Year/Period	69,928,331	—

End of Year/Period	$66,864,273	$69,928,331

Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$776,977	$(37,233)

*	The Fund commenced operations on September 9, 2015.
(1)	See Note 7 for share transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios
For a Share Outstanding Throughout The Period

	Institutional Shares
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.12	(0.01)
Net Realized and Unrealized Loss	(0.65)	(0.01)

Total from Investment Operations	(0.53)	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.01)	—

Total Dividends and Distributions	(0.01)	—

Net Asset Value, End of Period	$9.44	$9.98

Total Return†	(5.29)%	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$66,751	$69,827
Ratio of Expenses to Average Net Assets	1.35%	1.62	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29%	(0.40	)%††
Portfolio Turnover Rate	178%	6	%†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Date & Ratios
For a Share Outstanding Throughout The Period

	Retail Shares
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.99	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.09	—
Net Realized and Unrealized Loss	(0.62)	(0.01)

Total from Investment Operations	(0.53)	(0.01)

Dividends and Distributions from:
Net Investment Income	(0.01)	—

Total Dividends and Distributions	(0.01)	—

Net Asset Value, End of Period	$9.45	$9.99

Total Return†	(5.34)%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$113	$101
Ratio of Expenses to Average Net Assets	1.66%	2.03	%††(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.96%	(1.00	)%††
Portfolio Turnover Rate	178%	6	%†††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return with lower volatility than the overall equity market. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2016, there were no fair valued securities in the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

For the year ended October 31, 2016, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2016, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on equity futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on equity futures contracts and net change in unrealized appreciation (depreciation) on equity futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2016.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, were amortized over twelve-months from inception of the Fund. As of October 31, 2016, these costs were fully amortized.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2016, the Fund paid $82,878 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the year ended October 31, 2016, the Fund incurred shareholder servicing fees of $65, which represents 0.06% of the net assets of the Fund’s Retail Shares.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets.

6. Investment Transactions:

For the year ended October 31, 2016, the Fund made purchases of $107,500,154 and sales of $109,246,037 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Share Transactions:

	Year Ended October 31, 2016	Period Ended October 31, 2015*
Share Transactions:
Institutional Shares
Issued	62,435	7,000,010
Reinvestment of Distributions	9,138	—

Net Institutional Shares Transactions	71,573	7,000,010

Retail Shares
Issued	2,804	10,121
Reinvestment of Distributions	9	—
Redeemed	(1,000)	—

Net Retail Shares Transactions	1,813	10,121

Net Increase in Shares Outstanding	73,386	7,010,131

*	The Fund commenced operations on September 9, 2015.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

The following permanent differences primarily attributable to REIT adjustments have been reclassified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$40,668	$(40,668)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the year or period ended October 31, 2016 and 2015 were as follows:

Ordinary Income
2016	$88,363
2015	—

As of October 31, 2016, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$776,977
Unrealized Appreciation	376,608
Short-Term Capital Loss Carryforwards	(2,158,386)
Long-Term Capital Loss Carryforwards	(2,937,302)

Total Accumulated Losses	$(3,942,103)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$59,122,760	$3,250,889	$(2,874,281)	$376,608

9. Other:

At October 31, 2016, one record shareholder held 99% of Institutional Shares outstanding. This shareholder was comprised of an omnibus account that was held on

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

behalf of multiple underlying shareholders. At October 31, 2016, two record shareholders held 98% of the Retail Shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of RQSI Small Cap Hedged Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of October 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period September 9, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at October 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period September 9, 2015 (commencement of operations) to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 23, 2016

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Shares	$1,000.00	$1,009.60	1.36%	$6.87
Retail Shares	1,000.00	1,008.50	1.63	8.23

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.30	1.36%	$6.90
Retail Shares	1,000.00	1,016.94	1.63	8.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES2 3
ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[3]
JOHN K. DARR (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager — Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 38 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-445-RQSI (7774). The following chart lists Trustees and Officers as of October 31, 2016.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INDEPENDENT TRUSTEES[2] (continued)
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.
BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President - Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Trustees oversee 38 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships Held in the Past Five Years[3]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

None.
None.

3	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM (Born: 1981)	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2016, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividend (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

RQSI Small Cap Hedged Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-AR-001-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$140,400	$0	$0	$136,800	$0	$0
(b) Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c) Tax Fees	$0	$0	$220,000	$0	$0	$220,000
(d) All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$21,880	N/A	N/A	$22,605	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $220,000 and $220,000 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 6, 2017

*	Print the name and title of each signing officer under his or her signature.